SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On May 26, 2026, the Company issued a press release announcing, among other things, that the Board of Directors of the Company approved a ratio of 1-for-3 with respect to the previously announced stock split (the "Reverse Stock Split"). The Company expects that the Reverse Stock Split will become effective on June 24, 2026, however the Board of Directors of the Company retains discretion to delay or abandon the Reverse Stock Split.

The Plan has evaluated subsequent events through the date the financial statements were issued, and has determined that no additional material events occurred which require recognition or disclosure in the financial statements.